INTANGIBLE ASSETS (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,676,822
Ending balance	1,707,959	$ 1,676,822
Video Game Catalogues [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,571,536
Ending balance	1,597,660	1,571,536
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	105,286
Ending balance	110,299	105,286
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,694,544
Additions - shares		1,572,791
Additions - paid or accrued	133,356	196,160
Write-off		(116,352)
Net exchange differences	(2,040)	41,945
Ending balance	1,825,860	1,694,544
Gross carrying amount [member] | Video Game Catalogues [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,589,258
Additions - shares		1,469,456
Additions - paid or accrued	133,356	196,160
Write-off		(116,352)
Net exchange differences	(7,053)	39,994
Ending balance	1,715,561	1,589,258
Gross carrying amount [member] | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	105,286
Additions - shares		103,335
Additions - paid or accrued		0
Write-off		0
Net exchange differences	5,013	1,951
Ending balance	110,299	105,286
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	17,722
Net exchange differences	(23)
Additions	100,202	17,722
Ending balance	117,901	17,722
Accumulated depreciation and amortisation [member] | Video Game Catalogues [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	17,722
Net exchange differences	(23)
Additions	100,202	17,722
Ending balance	117,901	17,722
Accumulated depreciation and amortisation [member] | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Additions		0
Ending balance	$ 0	$ 0